Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of detailed information about current and non-current tax assets [Text Block]
(a)       Current

Current tax assets	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	435	37,123
Monthly provisional income tax payments, foreign companies	62	1,265
Corporate tax credits (1)	674	1,566
1st category tax absorbed by tax losses (2)	26,848	2,322
Taxes in recovery process	129,523	89,948
Total	157,542	132,224

(b) Non-current

Non-current tax assets	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies compensated by the specific tax on mining activity (Lithium)	6,398	6,398
Specific tax on mining activities (IEAM) paid by Lithium (on consignment)	83,966	83,966
Total	90,364	90,364

(1)	These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

(2)	This concept corresponds to the tax loss absorptions determined by the company at the end of the year, which must be attributed to the dividends received during the year.

Disclosure of detailed information about current tax liabilities [Text Block]
25.2	Current tax liabilities

Current tax liabilities	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
1st Category income tax	139,842	14,736
Foreign company income tax	27,055	7,838
Article 21 single tax	38	69
Total	166,935	22,643

Description of detailed information regarding income tax rates applicable for various countries [Text Block]
The income tax rate for the main countries where the Company operates is presented below:

	Income tax	Income tax
Country	2021	2020
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% + 3.51%	21% + 3.36%
South Africa	28%	28%
China	25%+12% (1)	25%

Disclosure of deferred taxes [text block]
(a)	Deferred tax assets and liabilities as of December 31, 2021

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2021	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	144,181	-
Property, plant and equipment and capitalized interest	-	(189,073)
Restoration and rehabilitation provision	6,567	-
Manufacturing expenses	-	(108,181)
Employee benefits and unemployment insurance	-	(7,485)
Vacation accrual	6,039	-
Inventory provision	20,557	-
Materials provision	10,554	-
Others employee benefits	929	-
Research and development expenses	-	(5,387)
Bad debt provision	2,708	-
Provision for legal complaints and expenses	334	-
Loan acquisition expenses	-	(8,967)
Financial instruments recorded at market value	5,242	-
Specific tax on mining activity	-	(4,545)
Tax loss benefit	7,113	-
Other	8,862	-
Foreign items (other)	136	-
Balances to date	213,222	(323,638)
Net balance		(110,416)

(b)	Deferred tax assets and liabilities as of December 31, 2020

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2020	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	90,585	-
Property, plant and equipment and capitalized interest	-	(187,168)
Restoration and rehabilitation provision	6,598	-
Manufacturing expenses	-	(107,215)
Employee benefits and unemployment insurance	-	(6,669)
Vacation accrual	6,138	-
Inventory provision	22,200	-
Materials provision	8,812	-
Research and development expenses	-	(3,580)
Bad debt provision	5,072	-
Provision for legal complaints and expenses	19,637	-
Loan acquisition expenses	-	(5,212)
Financial instruments recorded at market value	-	(3,929)
Specific tax on mining activity	-	(3,014)
Tax loss benefit	844	-
Other	1,454	-
Foreign items (other)	-	(654)
Balances to date	161,340	(317,441)
Net balance		(156,101)

Disclosure of detailed information about reconciliation of changes in deferred tax liabilities assets [Text Block]
(c)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2021

Reconciliation of changes in deferred tax liabilities (assets)	Deferred tax liability (asset) at beginning of period	Deferred tax (expense) benefit recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(90,585)	(53,596)	-	(53,596)	(144,181)
Property, plant and equipment and capitalized interest	187,168	1,905	-	1,905	189,073
Restoration and rehabilitation provision	(6,597)	30	-	30	(6,567)
Manufacturing expenses	107,215	966	-	966	108,181
Employee benefits and unemployment insurance	6,669	687	130	817	7,486
Vacation accrual	(6,138)	99	-	99	(6,039)
Inventory provision	(22,200)	1,643	-	1,643	(20,557)
Materials provision	(8,812)	(1,742)	-	(1,742)	(10,554)
Derivative financial instruments	-	14,246	(14,246)	-	-
Others employee benefits	-	(929)	-	(929)	(929)
Research and development expenses	3,581	1,806	-	1,806	5,387
Bad debt provision	(5,072)	2,364	-	2,364	(2,708)
Provision for legal complaints and expenses	(19,637)	19,303	-	19,303	(334)
Loan approval expenses	5,212	3,755	-	3,755	8,967
Financial instruments recorded at market value	3,929	(5,354)	(3,818)	(9,172)	(5,243)
Specific tax on mining activity	3,012	1,521	12	1,533	4,545
Tax loss benefit	(844)	(6,269)	-	(6,269)	(7,113)
Others	(1,454)	(7,408)	-	(7,408)	(8,862)
Foreign items (other)	654	(790)	-	(790)	(136)
Total temporary differences, unused losses and unused tax credits	156,101	(27,763)	(17,922)	(45,685)	110,416
(d)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2020

Reconciliation of changes in deferred tax liabilities (assets)	Deferred tax liability (asset) at beginning of period	Deferred tax (expense) benefit recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(82,076)	(8,509)	-	(8,509)	(90,585)
Property, plant and equipment and capitalized interest	197,167	(9,999)	-	(9,999)	187,168
Facility closure provision	(7,311)	714	-	714	(6,597)
Manufacturing expenses	106,420	795	-	795	107,215
Employee benefits and unemployment insurance	6,000	514	155	669	6,669
Vacation accrual	(5,591)	(547)	-	(547)	(6,138)
Inventory provision	(23,885)	1,685	-	1,685	(22,200)
Materials provision	(7,982)	(830)	-	(830)	(8,812)
Derivative financial instruments	-	1,001	(1,001)	-	-
Others employee benefits	(2,689)	2,689	-	2,689	-
Research and development expenses	3,535	46	-	46	3,581
bad debt provision	(3,542)	(1,530)	-	(1,530)	(5,072)
Provision for legal complaints and expenses	(2,546)	(17,091)	-	(17,091)	(19,637)
Loan approval expenses	3,856	1,356	-	1,356	5,212
Financial instruments recorded at market value	1,287	-	2,642	2,642	3,929
specific tax on mining activity	1,354	1,668	(10)	1,658	3,012
Tax loss benefit	(2,296)	1,452	-	1,452	(844)
Others	2,021	(3,475)	-	(3,475)	(1,454)
Foreign items (other)	(311)	965	-	965	654
Total temporary differences, unused losses and unused tax credits	183,411	(29,096)	1,786	(27,310)	156,101

Disclosure of detailed information about net operating loss carryforwards [Text Block]
As of December 31, 2021, and 2020, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Chile	7,113	818
Foreign	-	26
Total	7,113	844

Disclosure of detailed information about movements in deferred tax assets and liabilities [Text Block]
Movements in deferred tax assets and liabilities as of December 31, 2021 and 2020 are detailed as follows:

	Assets (liabilities)
Movements in deferred tax assets and liabilities	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(156,101)	(183,411)
Increase (decrease) in deferred taxes in profit or loss	27,763	29,096
Increase (decrease) deferred taxes in equity	17,922	(1,786)
Total	(110,416)	(156,101)

Disclosure of detailed information about current and deferred tax expenses income [Text Block]
Current and deferred tax (expenses) benefits are detailed as follows:

	(Expense) Income
Disclosures on income tax (expense) benefit	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Current income tax (expense) benefit
Current tax (expense)	(279,105)	(97,374)	(116,483)
Adjustments to prior year current income tax (expense) benefit	2,326	(1,901)	12,222
Current income tax expense, net, total	(276,779)	(99,275)	(104,261)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	28,445	26,219	2,551
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(682)	2,877	(8,309)
Total deferred tax benefits, net	27,763	29,096	(5,758)
Income tax expense	(249,016)	(70,179)	(110,019)
Tax (expenses) benefit for foreign and domestic parties are detailed as follows:

	(Expense) Income
Income tax (expense) benefit	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expenses, foreign parties, net	(46,748)	(9,782)	(7,394)
Current income tax expenses, domestic, net	(230,031)	(89,493)	(96,867)
Current income tax expense, net, total	(276,779)	(99,275)	(104,261)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	(6,679)	10,284	2,370
Current income tax benefits, domestic, net	34,442	18,812	(8,128)
Deferred tax expense, net, total	27,763	29,096	(5,758)
Income tax expense	(249,016)	(70,179)	(110,019)

Disclosure of detailed information about tax effects of other comprehensive income components [Text Block]
(h)	Disclosures on the tax effects of other comprehensive income components:

	As of December 31, 2021
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gains (losses) from defined benefit plans	4,679	(142)	4,537
Cash flow hedges	(52,762)	14,246	(38,516)
Reserve for (losses) gains from financial assets measured at fair value through other comprehensive income	(12,072)	3,818	(8,254)
Total	(60,155)	17,922	(42,233)

	As of December 31, 2020
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gains (losses) from defined benefit plans	974	(145)	829
Cash flow hedges	(3,706)	1,001	(2,705)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	9,784	(2,642)	7,142
Total	7,052	(1,786)	5,266

	As of December 31, 2019
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gains (losses) from defined benefit plans	(3,310)	702	(2,608)
Cash flow hedges	1,908	(2,683)	(775)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,152	(311)	841
Total	(250)	(2,292)	(2,542)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
Reconciliation between the tax benefit (expense) and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

	(Expense) Benefit
Income Tax Expense (Benefit)	As of December 31, 2021	As of December 31, 2020	As of December 31, 20219
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	841,221	238,538	390,622
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(227,130)	(64,405)	(105,468)
Net effect of royalty tax payments	(13,350)	(4,659)	(4,314)
Effect of other additional taxes affected by article 21 and passive income	(2,617)	(1,804)	(724)
Tax effect of revenue from regular activities exempt from taxation	(260)	1,786	2,376
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(2,226)	(2,987)	(2,128)
Tax effect of tax rates supported abroad	(3,016)	(2,077)	(252)
Effects of changes resulting from classifying a permanent item as a temporary one	-	4,826	-
Other tax effects	(417)	(859)	491
Tax expense using the effective tax rate	(249,016)	(70,179)	(110,019)